Trade and other receivables	3 Months Ended
Mar. 31, 2021
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables

Trade and other receivables as of March 31, 2021 and December 31, 2020, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade receivables	196,888	258,088
Tax receivables	44,450	50,663
Prepayments	27,115	12,074
Other accounts receivable	7,222	10,910
Total	275,675	331,735

The decrease in trade receivables is primarily due to payments received from Pemex in ACT.

The increase in prepayments is primarily due to the timing of payment of insurance.

As of March 31, 2021, and December 31, 2020, the fair value of trade and other receivables accounts does not differ significantly from its carrying value.